Taxes - Schedule of Reconciles China Statutory Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Tax Rate [Abstract]
PRC statutory rates	25.00%	25.00%	25.00%
Preferential tax rates	(0.40%)	(0.40%)	(2.90%)
R&D credits	0.30%	0.20%	1.50%
Change in valuation allowance and others	(24.80%)	(24.80%)	(19.20%)
Effective tax rate	0.10%	0.00%	4.40%